Investor A, C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
17.5% MSCI World High Dividend Yield Index (Net)/22.5% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/60% Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses, or taxes, except for withholding taxes on reinvested dividends for net indexes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.54%	2.40%	4.25%
70% Bloomberg U.S. Aggregate Bond Index/30% S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	4.04%	5.92%
INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Percent		9.87%	4.07%	4.98%
INVESTOR A SHARES
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	2.97%	4.28%
INVESTOR A SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.04%	1.03%	2.54%
INVESTOR A SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.45%	2.58%
INVESTOR C SHARES
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	3.04%	4.03%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.